Commitments and Contingencies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments	Future minimum lease payments as of December 31, 2022, are as follows:
For the year ending December 31,

2022	$13,062
2023	$8,612

2022	26,460
2023	8,911
Total lease payment	35,371
Less: Imputed Interest	(1,187)
Present value of lease liabilities	34,184
Current portion	(25,374)
Non-current portion	8,810

Schedule of Notes Payable Related Parties

Notes payable-related parties consist of:

	December 31, 2021	December 31, 2020

Note payable – Scientific Advisory Board Member, unsecured, including interest at 10% per annum, with a maturity date of December 31, 2019	$2,356	$7,054

Three notes payable – Chief Executive Officer, unsecured, including interest at 8%, 10% and 10% per annum, respectively, with maturity date of December 31, 2019	27,577	26,064

One note payable – Chief Executive Officer, unsecured, no interest, paid from a % of revenues	534,544	534,646

Note payable – Chief Financial Officer, unsecured, including interest at 8% per annum, with a maturity date of December 31, 2019	118,400	112,000

Three notes payable – Business Advisory Board Member, unsecured, including interest at 8% and 10% per annum, convertible into common stock at $0.005 and $0.004, respectively, with maturity date of April 20, 2019	282,334	264,334
	965,211	944,098
Less debt discount	-	-
	$965,211	$944,098